Not FDIC Insured May Lose Value No Bank Guarantee
FSS3-Q1PH

Schedules of Investments
(unaudited)
Franklin Templeton SMACS: Series CH 2
Franklin Templeton SMACS: Series E 6
Franklin Templeton SMACS: Series H 12
Franklin Templeton SMACS: Series I 21
Notes to Schedules of Investments 28

Franklin Strategic Series
Schedule of Investments (unaudited), November 30, 2025
Franklin Templeton SMACS: Series CH
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Common Stocks 0.0%
Financial Services 0.0%
a,b
Brightline Train Holdings West LLC ...................................... 1,710 $ —
b
Total Common Stocks (Cost $ – ) ...............................................
—
Principal
Amount
a a a a
Corporate Bonds 0.8%
Diversified Consumer Services 0.8%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ....................
$ 250,000 247,875
Total Corporate Bonds (Cost $ 234,103 ) ........................................
247,875
Municipal Bonds 98.6%
Arizona 1.6%
c
Maricopa County Industrial Development Authority , Grand Canyon University Obligated
Group , Revenue , 144A, 2024 , 7.375% , 10/01/29 .......................... 505,000 531,410
California 96.6%
c
California Community College Financing Authority , NCCD-Napa Valley Properties LLC ,
Revenue , 144A, 2022 A , 5.75% , 7/01/60 ................................ 500,000 386,049
c
California Community Housing Agency ,
Annadel Apartments , Revenue , 144A, 2019 A , 5% , 4/01/49 .................. 1,200,000 972,918
Arbors Apartments , Revenue , 144A, 2020 A , 5% , 8/01/50 .................... 350,000 328,823
Brio Apartments & Next on Lex Apartments , Revenue, Sub. Lien , 144A, 2021 A-2 ,
4% , 8/01/47 .................................................... 200,000 153,995
Mira Vista Hills Apartments , Revenue , 144A, 2021 A , 4% , 2/01/56 ............. 300,000 147,714
Serenity at Larkspur Apartments , Revenue , 144A, 2020 A , 5% , 2/01/50 ......... 1,000,000 650,595
d
Twin Creek Apartments , Revenue, Senior Lien , 144A, 2022 A-2 , 8.06%, 8/01/65 ... 1,250,000 50,430
California Educational Facilities Authority , St. Mary's College of California , Revenue ,
2023 A , Refunding , 5.5% , 10/01/53 .................................... 1,000,000 964,425
c
California Enterprise Development Authority , Real Journey Academies Obligated
Group , Revenue , 144A, 2024 A , 5% , 6/01/54 ............................. 500,000 468,725
California Municipal Finance Authority ,
a
8% , 12/01/42 ..................................................... 600,000 603,561
c
Revenue , 144A, 2025 B , 7.375% , 8/01/37 ............................... 300,000 308,958
Special Tax , 2024 D , 5% , 9/01/54 ...................................... 380,000 384,290
Special Tax , 2025 C , 5% , 9/01/55 ...................................... 500,000 503,061
c,e,f,g
4252 Crenshaw Preservation LLC , Revenue , 144A, 2025 B-2 , Mandatory Put , Zero
Cpn., 6/01/36 ................................................... 300,000 300,211
c
Ascent 613 , Revenue , 144A, 2025 A , 5.375% , 1/01/55 ...................... 500,000 489,531
BOLD Program , Special Tax , 2022 B , Refunding , 6% , 9/01/52 ................ 150,000 159,494
BOLD Program , Special Tax , 2022 C , 6.25% , 9/01/52 ....................... 150,000 160,764
BOLD Program , Special Tax , 2022 D , 6.125% , 9/01/52 ...................... 150,000 160,129
BOLD Program , Special Tax , 2023 A , 5.5% , 9/01/53 ........................ 100,000 105,279
BOLD Program , Special Tax , 2023 C , 5.25% , 9/01/53 ....................... 1,000,000 1,028,835
BOLD Program , Special Tax , 2024 A , 5% , 9/01/48 ......................... 100,000 102,050
c
CHF-Aptos LLC , Revenue , 144A, 2025 A , 5.5% , 7/01/57 .................... 250,000 250,740
c
CHF-Aptos LLC , Revenue , 144A, 2025 B , 7.5% , 7/01/57 .................... 250,000 250,835
c
Claremont Graduate University , Revenue , 144A, 2020 B , Refunding , 5% , 10/01/49 . 125,000 114,702
Community Facilities District No. 2021-6 Improvement Area No. 2 , Special Tax , 2022 ,
6% , 9/01/52 .................................................... 150,000 159,494
Community Facilities District No. 2022-6 Improvement Area No. 2 , Special Tax , 2025 ,
5.375% , 9/01/55 ................................................. 200,000 208,868
Community Facilities District No. 2023-11 Improvement Area No. 2 , Special Tax ,
2025 , 5.25% , 9/01/60 ............................................. 500,000 505,312
Community Facilities District No. 2023-5 Area No. 1 , Special Tax , 2023 , 5.8% ,
9/01/53 ........................................................ 1,000,000 1,065,407

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series CH
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
Community Facilities District No. 2023-5 Improvement Area No. 2 , Special Tax , 2024 ,
5% , 9/01/54 .................................................... $ 500,000 $ 505,645
c,d
IH Parkside Fairfield LLC , Revenue, Sub. Lien , 144A, 2023 B , 2.617%, 9/01/43 ... 250,000 188,479
Porter 1107 LLC , Revenue , 2025 B , 7.2% , 11/01/37 ........................ 300,000 300,504
c
St. Mary and All Angels Christian Church , Revenue , 144A, 2024 A , 5.75% , 5/01/54 . 200,000 201,251
c
Westside Neighborhood School , Revenue , 144A, 2024 , 5.9% , 6/15/44 .......... 150,000 158,137
c
Westside Neighborhood School , Revenue , 144A, 2024 , 6.375% , 6/15/64 ........ 250,000 263,830
c
California Public Finance Authority , Kendal at Sonoma Obligated Group , Revenue ,
144A, 2021 A , Refunding , 5% , 11/15/46 ................................. 1,250,000 1,148,502
c
California School Finance Authority ,
Integrity Charter School , Revenue , 144A, 2024 , 5.6% , 7/01/64 ................ 500,000 467,975
Orange County Educational Arts Academy , Revenue , 144A, 2023 A , Refunding ,
5.875% , 6/01/53 ................................................. 100,000 100,238
California Statewide Communities Development Authority ,
Special Tax , 2023 A , 5.25% , 9/01/51 ................................... 100,000 103,536
Special Tax , 2025 B , 5% , 9/02/55 ...................................... 500,000 512,016
Community Facilities District No. 2021-1 , Special Tax , 2023 , 5% , 9/01/53 ........ 150,000 152,895
Community Facilities District No. 2022-03 , Special Tax , 2023 , 5% , 9/01/53 ....... 150,000 152,700
Community Facilities District No. 2022-07 Improvement Area No. 1 , Special Tax ,
2023 , 5% , 9/01/53 ................................................ 150,000 153,189
Community Facilities District No. 2023-08 Improvement Area No. 1 , Special Tax ,
2025 , 5.25% , 9/01/55 ............................................. 300,000 308,291
Community Facilities District No. 2024-9 , Special Tax , 2024 , 5% , 9/01/54 ........ 100,000 101,700
Community Infrastructure Program Assessment District No. 20-02 , Special
Assessment , 2023 , 5.75% , 9/02/53 ................................... 985,000 1,029,411
g
Foothill Oak Park Apartments LLC , Revenue , 2025 H-S-A , Mandatory Put , 7.5% ,
3/01/36 ........................................................ 300,000 303,382
c
Loma Linda University Medical Center Obligated Group , Revenue , 144A, 2016 A ,
5.25% , 12/01/56 ................................................. 250,000 250,025
c
NCCD-Hooper Street LLC , Revenue , 144A, 2019 , 5.25% , 7/01/49 ............. 100,000 99,923
c
NCCD-Hooper Street LLC , Revenue , 144A, 2019 , 5.25% , 7/01/52 ............. 200,000 197,027
Chino Community Facilities District , Community Facilities District No. 2021-1 , Special
Tax , 2023 , 5.625% , 9/01/53 .......................................... 1,000,000 1,062,168
c
City & County of San Francisco ,
Community Facilities District No. 2016-1 Improvement Area No. 2 , Special Tax , 144A,
2023 A , 5.25% , 9/01/48 ............................................ 965,000 993,986
District No. 2020-1 Shoreline Tax Zone 1 , Special Tax , 144A, 2023 C , 5.75% , 9/01/53 1,500,000 1,584,352
City of Dublin , Community Facilities District No. 2015-1 Improvement Area No. 5 ,
Special Tax , 2023 , 5.375% , 9/01/51 .................................... 1,250,000 1,297,551
City of Lake Elsinore , Community Facilities District No. 2006-8 , Special Tax , 2023 , 5% ,
9/01/53 ......................................................... 150,000 152,489
City of Rancho Cordova ,
Arista Del Sol Community Facilities District No. 2022-1 Improvement Area No. 1 ,
Special Tax , 2023 , 5.375% , 9/01/53 ................................... 200,000 207,612
Ranch Community Facilities District No. 2021-1 Improvement Area No. 3 , Special
Tax , 2025 , 5% , 9/01/55 ............................................ 500,000 506,930
c
CSCDA Community Improvement Authority ,
CTR City Anaheim , Revenue , 144A, 2020 A , 5% , 1/01/54 .................... 400,000 364,644
Dublin , Revenue , 144A, 2021 B , 4% , 2/01/57 ............................. 140,000 104,514
Galt Community Facilities District , City of Galt Community Facilities District No. 2020-2
Improvement Area No. 1 , Special Tax , 2023 A , 6% , 9/01/53 .................. 1,500,000 1,609,516
c,e
Golden State Connect Authority , Revenue , 144A, 2025 , 6.5% , 12/01/60 ........... 300,000 290,780
Lammersville Joint Unified School District , Community Facilities District No. 2024-1 ,
Special Tax , 2025 , 5.25% , 9/01/55 ..................................... 250,000 261,051

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series CH
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 33 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
c
Los Angeles Housing Authority , Housing Pathways, Inc. , Revenue , 144A, 2024 B , 6% ,
12/01/62 ........................................................ $ 600,000 $ 575,200
Moreno Valley Unified School District ,
Community Facilities District No. 2022-1 , Special Tax , 2025 , 5.125% , 9/01/55 ..... 250,000 254,509
Community Facilities District No. 2023-1 , Special Tax , 2025 , 5% , 9/01/55 ........ 250,000 253,534
Orange County Community Facilities District , Community Facilities District No. 2023-1 ,
Special Tax , 2023 A , 5.5% , 8/15/53 .................................... 1,000,000 1,045,953
River Islands Public Financing Authority ,
Community Facilities District 2023-1 Area No. 1 , Special Tax , 2023 , 5.625% , 9/01/53 1,000,000 1,041,042
Community Facilities District 2023-1 Improvement Area No. 3 , Special Tax , 2025 ,
Refunding , 5% , 9/01/55 ............................................ 400,000 398,176
Community Facilities District No. 2023-1 Improvement Area No. 2 , Special Tax , 2024 ,
5% , 9/01/54 .................................................... 670,000 672,345
Root Creek Water District , Community Facilities District No. 2016-1 Improvement Area
No. 3 , Special Tax , 2025 , 5.25% , 9/01/55 ................................ 225,000 230,544
c,d,e,f
Santa Barbara Housing Authority , Revenue , 144A, 2025 A-S , 8.13%, 5/01/44 ...... 1,000,000 236,975
Stockton Community Facilities District , Community Facilities District No. 2018-2
Improvement Area No. 4 , Special Tax , 2025 , 5% , 9/01/55 .................... 400,000 404,612
Washington Township Health Care District , Revenue , 2023 A , 5.75% , 7/01/48 ...... 150,000 160,136
31,392,470
U.S. Territories 0.4%
Puerto Rico 0.4%
GDB Debt Recovery Authority of Puerto Rico , 7.5% , 8/20/40 ...................
135,148 131,573
Total Municipal Bonds (Cost $ 31,291,177 ) ......................................
32,055,453
Total Long Term Investments (Cost $ 31,525,280 ) ................................
32,303,328
a
a a a a
Short Term Investments 1.2%
Municipal Bonds 1.2%
California 1.2%
h
University of California ,
Revenue , 2013 AL-1 , Daily VRDN and Put , 2.5% , 5/15/48 ................... 100,000 100,000
Revenue , 2013 AL-3 , Refunding , Daily VRDN and Put , 2.5% , 5/15/48 ........... 300,000 300,000
400,000
Total Municipal Bonds (Cost $ 400,000 ) .........................................
400,000
Total Short Term Investments (Cost $ 400,000 ) ..................................
400,000
a
Total Investments (Cost $ 31,925,280 ) 100.6% ...................................
$32,703,328
Other Assets, less Liabilities (0.6) % ...........................................
(206,277)
Net Assets 100.0% ...........................................................
$32,497,051
a
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
b
Non-income producing.

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series CH
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2025, the aggregate value of these securities was $12,631,474, representing 38.9% of net assets.
d
The rate shown represents the yield at period end.
e
Security purchased on a when-issued basis.
f
The coupon rate will be dertermined at time of issue.
g
The maturity date shown represents the mandatory put date.
h
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Strategic Series
Schedule of Investments (unaudited), November 30, 2025
Franklin Templeton SMACS: Series E
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 39.1%
Aerospace & Defense 1.8%
a
Boeing Co. (The) ................................... United States 15,000 $ 2,835,000
Northrop Grumman Corp. ............................. United States 10,000 5,722,500
8,557,500
Banks 2.5%
Fifth Third Bancorp .................................. United States 135,000 5,867,100
Truist Financial Corp. ................................ United States 69,000 3,208,500
US Bancorp ....................................... United States 50,000 2,452,500
11,528,100
Biotechnology 1.0%
AbbVie, Inc. ....................................... United States 20,000 4,554,000
Capital Markets 0.6%
BlackRock, Inc. ..................................... United States 2,500 2,618,250
Containers & Packaging 0.2%
International Paper Co. ............................... United States 26,000 1,026,480
Electric Utilities 1.2%
NextEra Energy, Inc. ................................. United States 25,002 2,157,423
Xcel Energy, Inc. .................................... United States 40,000 3,284,400
5,441,823
Energy Equipment & Services 1.9%
SLB Ltd. .......................................... United States 245,000 8,878,800
Ground Transportation 0.9%
Norfolk Southern Corp. ............................... United States 15,000 4,381,350
Health Care Equipment & Supplies 2.0%
Abbott Laboratories .................................. United States 20,000 2,578,000
Medtronic plc ...................................... United States 65,000 6,846,450
9,424,450
Health Care Providers & Services 3.2%
UnitedHealth Group, Inc. .............................. United States 45,000 14,839,650
Hotels, Restaurants & Leisure 1.3%
McDonald's Corp. ................................... United States 20,000 6,236,400
Interactive Media & Services 2.6%
Alphabet, Inc. , A .................................... United States 20,000 6,403,600
Meta Platforms, Inc. , A ............................... United States 9,000 5,831,550
12,235,150
IT Services 1.3%
Accenture plc , A .................................... United States 25,000 6,250,000
Machinery 0.7%
Caterpillar, Inc. ..................................... United States 6,000 3,454,560
Media 1.0%
Comcast Corp. , A ................................... United States 175,000 4,670,750
Metals & Mining 0.7%
Newmont Corp. ..................................... United States 35,000 3,175,550
Oil, Gas & Consumable Fuels 4.4%
Chevron Corp. ..................................... United States 25,000 3,778,250
Shell plc .......................................... United States 225,000 8,268,958

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series E
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels (continued)
TotalEnergies SE , ADR ............................... France 130,000 $ 8,541,000
20,588,208
Pharmaceuticals 3.0%
Bristol-Myers Squibb Co. .............................. United States 36,987 1,819,760
Merck & Co., Inc. ................................... United States 80,000 8,386,400
Pfizer, Inc. ......................................... United States 140,000 3,603,600
13,809,760
Semiconductors & Semiconductor Equipment 4.7%
Analog Devices, Inc. ................................. United States 21,200 5,625,208
Broadcom, Inc. ..................................... United States 20,000 8,059,200
Marvell Technology, Inc. .............................. United States 62,000 5,542,800
QUALCOMM, Inc. ................................... United States 7,497 1,260,171
Texas Instruments, Inc. ............................... United States 8,000 1,346,160
21,833,539
Software 1.6%
Oracle Corp. ....................................... United States 25,000 5,048,750
Salesforce, Inc. ..................................... United States 10,000 2,305,400
7,354,150
Tobacco 2.5%
Philip Morris International, Inc. ......................... United States 75,000 11,811,000
Total Common Stocks (Cost $ 152,596,929 ) ...................................
182,669,470
Equity-Linked Securities 48.2%
Aerospace & Defense 1.7%
b
Citigroup Global Markets Holdings, Inc. into Boeing Co. (The) ,
144A, 8.5% , 12/08/25 ............................... United States 24,452 4,335,037
b
Goldman Sachs Bank USA into RTX Corp. , 144A, 7.5% , 3/31/26 United States 25,000 3,578,617
7,913,654
Air Freight & Logistics 0.2%
b
Toronto-Dominion Bank (The) into United Parcel Service, Inc. ,
144A, 10% , 8/05/26 ................................ United States 10,000 973,756
Banks 1.7%
b
JPMorgan Chase Bank NA into Truist Financial Corp. , 144A,
9.5% , 3/02/26 .................................... United States 12,000 546,776
b
Mizuho Markets Cayman LP into US Bancorp , 144A, 9% , 2/25/26 United States 65,000 3,187,882
b
UBS AG into Bank of America Corp. , 144A, 8% , 1/28/26 ...... United States 78,000 3,960,090
7,694,748
Biotechnology 0.7%
b
Mizuho Markets Cayman LP into Amgen, Inc. , 144A, 10% ,
6/15/26 ......................................... United States 10,400 3,206,362
Broadline Retail 1.9%
b
Barclays Bank plc into Amazon.com, Inc. , 144A, 10% , 3/25/26 .. United States 12,500 2,713,989
b
Toronto-Dominion Bank (The) into Amazon.com, Inc. , 144A, 10% ,
3/31/26 ......................................... United States 22,800 4,901,484
b
Toronto-Dominion Bank (The) into Amazon.com, Inc. , 144A, 10% ,
10/13/26 ........................................ United States 5,500 1,225,895
8,841,368

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series E
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Chemicals 0.1%
b
BofA Finance LLC into Albemarle Corp. , 144A, 12.5% , 8/28/26 . United States 5,000 $ 484,406
Communications Equipment 0.5%
b
Royal Bank of Canada into Cisco Systems, Inc. , 144A, 7.5% ,
3/18/26 ......................................... United States 30,000 2,118,568
Consumer Staples Distribution & Retail 0.8%
b
BNP Paribas Issuance BV into Target Corp. , 144A, 11% , 10/07/26 United States 16,000 1,441,320
b
Toronto-Dominion Bank (The) into Target Corp. , 144A, 12% ,
6/30/26 ......................................... United States 25,000 2,307,681
3,749,001
Electric Utilities 1.3%
b
Citigroup Global Markets Holdings, Inc. into NextEra Energy, Inc. ,
144A, 9% , 10/05/26 ................................ United States 65,000 4,941,117
b
Wells Fargo Bank NA into NextEra Energy, Inc. , 144A, 9.5% ,
10/22/26 ........................................ United States 12,000 1,021,277
5,962,394
Energy Equipment & Services 1.9%
b
Barclays Bank plc into Halliburton Co. , 144A, 10% , 5/21/26 .... United States 186,567 4,411,657
b
Wells Fargo Bank NA into Schlumberger NV , 144A, 9% , 10/02/26 United States 130,000 4,613,243
9,024,900
Health Care Equipment & Supplies 0.2%
b
Toronto-Dominion Bank (The) into Medtronic plc , 144A, 8% ,
4/13/26 ......................................... United States 8,000 801,682
Health Care Providers & Services 0.8%
b
Citigroup Global Markets Holdings, Inc. into UnitedHealth Group,
Inc. , 144A, 9% , 1/27/26 ............................. United States 1,780 597,074
b
Merrill Lynch BV into UnitedHealth Group, Inc. , 144A, 10% ,
7/01/26 ......................................... United States 1,854 602,674
b
Wells Fargo Bank NA into CVS Health Corp. , 144A, 10% , 4/09/26 United States 33,000 2,506,251
3,705,999
Hotels, Restaurants & Leisure 1.4%
b
Toronto-Dominion Bank (The) into Starbucks Corp. , 144A, 9% ,
1/12/26 ......................................... United States 50,000 4,404,516
b
Wells Fargo Bank NA into Starbucks Corp. , 144A, 9% , 8/10/26 . United States 25,500 2,268,090
6,672,606
Interactive Media & Services 2.4%
b
Mizuho Markets Cayman LP into Meta Platforms, Inc. , 144A,
10% , 12/07/26 .................................... United States 1,500 932,606
b
UBS AG into Alphabet, Inc. , 144A, 9% , 4/16/26 ............. United States 20,000 3,573,775
b
Wells Fargo Bank NA into Alphabet, Inc. , 144A, 9% , 3/31/26 ... United States 36,000 6,905,327
11,411,708
IT Services 3.3%
b
Citigroup Global Markets Holdings, Inc. into International
Business Machines Corp. , 144A, 8.5% , 8/21/26 ........... United States 13,500 3,660,140
b
Morgan Stanley Finance LLC into International Business
Machines Corp. , 144A, 8% , 4/08/27 .................... United States 30,000 8,728,727
b
UBS AG into Accenture plc , 144A, 8% , 7/13/26 ............. United States 12,400 3,184,079
15,572,946

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series E
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Machinery 1.3%
b
Toronto-Dominion Bank (The) into Caterpillar, Inc. , 144A, 7.5% ,
2/25/26 ......................................... United States 15,000 $ 6,091,586
Media 0.4%
b
Merrill Lynch BV into Comcast Corp. , 144A, 8.5% , 6/22/26 ..... United States 64,923 1,785,254
Metals & Mining 4.2%
b
BNP Paribas Issuance BV into Freeport-McMoRan, Inc. , 144A,
10% , 8/28/26 ..................................... United States 19,000 795,708
b
Citigroup Global Markets Holdings, Inc. into Freeport-McMoRan,
Inc. , 144A, 12% , 6/09/26 ............................ United States 149,300 6,128,181
b
Citigroup Global Markets Holdings, Inc. into Newmont Corp. ,
144A, 9.5% , 2/18/26 ............................... United States 19,000 939,812
b
J.P. Morgan Structured Products BV into Freeport-McMoRan,
Inc. , 144A, 10% , 5/19/26 ............................ United States 107,000 4,385,227
b
Merrill Lynch BV into Freeport-McMoRan, Inc. , 144A, 10% ,
5/12/26 ......................................... United States 22,869 933,661
b
Mizuho Markets Cayman LP into Freeport-McMoRan, Inc. , 144A,
10% , 12/24/25 .................................... United States 20,000 857,826
b
Morgan Stanley Finance LLC into Freeport-McMoRan, Inc. , 144A,
10% , 11/18/26 .................................... United States 142,593 5,728,322
19,768,737
Oil, Gas & Consumable Fuels 1.3%
b
Mizuho Markets Cayman LP into Exxon Mobil Corp. , 144A, 8.5% ,
4/07/26 ......................................... United States 20,000 2,324,031
b
Royal Bank of Canada into BP plc , 144A, 10% , 10/07/26 ...... United States 100,000 3,549,655
5,873,686
Pharmaceuticals 0.6%
b
Barclays Bank plc into Merck & Co., Inc. , 144A, 8.5% , 10/02/26 . United States 29,000 2,716,110
Semiconductors & Semiconductor Equipment 13.1%
b
Bank of America NA into Microchip Technology, Inc. , 144A, 11% ,
9/03/26 ......................................... United States 19,651 1,096,686
b
Barclays Bank plc into Microchip Technology, Inc. , 144A, 10% ,
6/23/26 ......................................... United States 16,000 889,518
b
Barclays Bank plc into Micron Technology, Inc. , 144A, 10% ,
9/08/26 ......................................... United States 32,500 4,634,079
b
BNP Paribas Issuance BV into Advanced Micro Devices, Inc. ,
144A, 10% , 3/02/26 ................................ United States 27,000 3,784,500
b
BNP Paribas Issuance BV into Applied Materials, Inc. , 144A,
10% , 12/10/25 .................................... United States 26,000 5,384,586
b
BNP Paribas Issuance BV into Microchip Technology, Inc. , 144A,
11% , 5/18/26 ..................................... United States 153,820 8,158,792
b
Citigroup Global Markets Holdings, Inc. into Intel Corp. , 144A,
10% , 3/03/26 ..................................... United States 19,000 632,054
b
Goldman Sachs Bank USA into Applied Materials, Inc. , 144A,
10% , 5/05/26 ..................................... United States 29,000 4,880,778
b
J.P. Morgan Structured Products BV into Taiwan Semiconductor
Manufacturing Co. Ltd. , 144A, 10% , 4/15/26 .............. Taiwan 15,000 3,181,370
b
JPMorgan Chase Bank NA into Analog Devices, Inc. , 144A, 9% ,
2/19/26 ......................................... United States 13,000 3,039,230
b
Merrill Lynch BV into Advanced Micro Devices, Inc. , 144A, 11% ,
5/06/26 ......................................... United States 53,614 6,022,897
b
Mizuho Markets Cayman LP into Analog Devices, Inc. , 144A,
8.5% , 5/18/26 .................................... United States 13,000 2,943,686
b
Mizuho Markets Cayman LP into Intel Corp. , 144A, 10% , 12/08/25 United States 125,200 3,908,698

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series E
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Semiconductors & Semiconductor Equipment (continued)
b
Royal Bank of Canada into Microchip Technology, Inc. , 144A,
11% , 5/05/26 ..................................... United States 62,000 $ 3,115,719
b
Royal Bank of Canada into Texas Instruments, Inc. , 144A, 8.5% ,
8/20/26 ......................................... United States 12,500 2,121,863
b
Royal Bank of Canada into Texas Instruments, Inc. , 144A, 9% ,
7/21/26 ......................................... United States 7,000 1,230,580
b
Toronto-Dominion Bank (The) into Intel Corp. , 144A, 10.5% ,
9/01/26 ......................................... United States 23,000 686,770
b
Toronto-Dominion Bank (The) into QUALCOMM, Inc. , 144A, 10% ,
11/25/26 ........................................ United States 4,500 773,262
b
UBS AG into Marvell Technology, Inc. , 144A, 12% , 5/14/26 .... United States 67,000 4,897,021
61,382,089
Software 3.4%
b
Barclays Bank plc into Salesforce, Inc. , 144A, 10% , 4/01/26 ... United States 10,000 2,366,925
b
J.P. Morgan Structured Products BV into Microsoft Corp. , 144A,
7% , 10/15/26 ..................................... United States 8,000 3,982,650
b
Royal Bank of Canada into Microsoft Corp. , 144A, 7.25% ,
11/16/26 ........................................ United States 3,200 1,615,338
b
Royal Bank of Canada into Oracle Corp. , 144A, 10% , 5/13/26 .. United States 31,000 4,885,189
b
Wells Fargo Bank NA into Salesforce, Inc. , 144A, 9% , 6/15/26 .. United States 12,000 2,826,077
15,676,179
Specialty Retail 2.0%
b
Barclays Bank plc into Home Depot, Inc. (The) , 144A, 7% ,
2/25/26 ......................................... United States 7,000 2,527,567
b
Goldman Sachs Bank USA into Home Depot, Inc. (The) , 144A,
8% , 5/18/27 ...................................... United States 10,000 3,629,476
b
J.P. Morgan Structured Products BV into Home Depot, Inc. (The) ,
144A, 8% , 10/20/26 ................................ United States 9,000 3,310,288
9,467,331
Technology Hardware, Storage & Peripherals 1.4%
b
Merrill Lynch BV into Dell Technologies, Inc. , 144A, 12% , 3/09/26 United States 7,000 909,130
b
Mizuho Markets Cayman LP into Dell Technologies, Inc. , 144A,
12% , 11/09/26 .................................... United States 39,000 5,469,723
6,378,853
Textiles, Apparel & Luxury Goods 1.6%
b
Goldman Sachs International Bank into NIKE, Inc. , 144A, 9% ,
3/31/26 ......................................... United States 50,000 3,282,333
b
Merrill Lynch BV into NIKE, Inc. , 144A, 9% , 8/10/26 .......... United States 23,000 1,544,735
b
Royal Bank of Canada into NIKE, Inc. , 144A, 10% , 12/24/25 ... United States 43,000 2,784,005
7,611,073
Total Equity-Linked Securities (Cost $ 211,997,583 ) ............................
224,884,996
Convertible Preferred Stocks 10.5%
Aerospace & Defense 4.1%
Boeing Co. (The) , 6% ................................ United States 300,000 18,966,000
Chemicals 2.6%
Albemarle Corp. , 7.25% .............................. United States 225,000 12,246,750

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series E
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 33 .
a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks
(continued)
Electric Utilities 3.8%
NextEra Energy, Inc. , 7.234% .......................... United States 350,000 $ 17,948,000
Total Convertible Preferred Stocks (Cost $ 41,575,822 ) .........................
49,160,750
Total Long Term Investments (Cost $ 406,170,334 ) .............................
456,715,216
a
Short Term Investments 1.3%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.3%
c,d
Franklin Institutional U.S. Government Money Market Fund ,
3.922% ......................................... United States 5,934,945 5,934,945
Total Money Market Funds (Cost $ 5,934,945 ) .................................
5,934,945
Total Short Term Investments (Cost $ 5,934,945 ) ...............................
5,934,945
a
Total Investments (Cost $ 412,105,279 ) 99.1% .................................
$462,650,161
Other Assets, less Liabilities 0.9% ...........................................
4,259,787
Net Assets 100.0% .........................................................
$466,909,948
a a a
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2025, the aggregate value of these securities was $224,884,996, representing 48.2% of net assets.
c
See Note 4 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Series
Schedule of Investments (unaudited), November 30, 2025
Franklin Templeton SMACS: Series H
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Common Stocks 0.0%
Financial Services 0.0%
a,b
Brightline Train Holdings West LLC ...................................... 1,290 $ —
b
Total Common Stocks (Cost $ – ) ...............................................
—
a
Management Investment Companies 8.8%
Capital Markets 8.8%
c
Franklin Dynamic Municipal Bond ETF ................................... 122,000 3,046,340
Total Management Investment Companies (Cost $ 2,991,416 ) .....................
3,046,340
Principal
Amount
a a a a
Corporate Bonds 0.7%
Diversified Consumer Services 0.7%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ....................
$ 250,000 247,875
Total Corporate Bonds (Cost $ 234,103 ) ........................................
247,875
Municipal Bonds 91.5%
Alabama 2.7%
Homewood Educational Building Authority , CHF - Horizons II LLC , Revenue , 2024 C ,
5% , 10/01/56 ..................................................... 300,000 289,952
MidCity Improvement District ,
Assessment Area , Special Assessment , 2022 , 4.5% , 11/01/42 ................ 150,000 135,891
Assessment Area , Special Assessment , 2022 , 4.75% , 11/01/49 ............... 100,000 89,185
Mobile County Industrial Development Authority , AM/NS Calvert LLC , Revenue , 2024
B , 4.75% , 12/01/54 ................................................ 260,000 242,974
Southeast Energy Authority A Cooperative District , Revenue , 2024 A , 5% , 11/01/35 .. 150,000 159,033
917,035
Arizona 3.6%
d
Maricopa County Industrial Development Authority , Grand Canyon University Obligated
Group , Revenue , 144A, 2024 , 7.375% , 10/01/29 .......................... 405,000 426,180
d
Sierra Vista Industrial Development Authority ,
American Leadership Academy, Inc. , Revenue , 144A, 2023 , 5.75% , 6/15/58 ...... 150,000 150,059
Georgetown Community Development Authority , Revenue , 144A, 2021 A , 5.375% ,
10/01/56 ....................................................... 250,000 205,648
Tempe Industrial Development Authority ,
Tempe Life Care Village Obligated Group , Revenue , 2019 , 5% , 12/01/50 ........ 250,000 226,851
Tempe Life Care Village Obligated Group , Revenue , 2025 A , 5.625% , 12/01/55 ... 250,000 252,012
1,260,750
Arkansas 0.4%
Arkansas Development Finance Authority , United States Steel Corp. , Revenue , 2023 ,
5.7% , 5/01/53 .................................................... 150,000 153,045
California 5.0%
e
California Community Choice Financing Authority , Revenue , 2023 C , Mandatory Put ,
5.25% , 10/01/31 ................................................... 130,000 138,476
d
California Community Housing Agency ,
Arbors Apartments , Revenue , 144A, 2020 A , 5% , 8/01/50 .................... 125,000 117,437
Aster Apartments , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 2/01/43 .......... 230,000 210,193
Fountains at Emerald Park , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 8/01/46 ... 195,000 165,614
Verdant at Green Valley Apartments , Revenue , 144A, 2019 A , 5% , 8/01/49 ....... 105,000 96,819

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series H
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
d,f
California Municipal Finance Authority , IH Parkside Fairfield LLC , Revenue, Sub. Lien ,
144A, 2023 B , 2.614%, 9/01/43 ....................................... $ 150,000 $ 113,087
d
CMFA Special Finance Agency , Solana at Grand , Revenue, Junior Lien , 144A, 2021
A-2 , 4% , 8/01/45 .................................................. 100,000 88,194
d
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-2 , 4% , 8/01/47 .............................................. 195,000 178,724
d
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Junior Lien ,
144A, 2021 A-2 , 4% , 8/01/47 ......................................... 125,000 114,566
d
CMFA Special Finance Agency XII , Allure Apartments , Revenue , 144A, 2022 A-2 ,
4.375% , 8/01/49 ................................................... 100,000 85,351
d
CSCDA Community Improvement Authority ,
Renaissance at City Center , Revenue , 144A, 2020 A , 5% , 7/01/51 ............. 110,000 104,208
Waterscape Apartments , Revenue , 144A, 2021 B , 4% , 9/01/46 ................ 135,000 112,268
d ,g
Golden State Connect Authority , Revenue , 144A, 2025 , 6.5% , 12/01/60 ........... 200,000 193,853
1,718,790
Colorado 1.5%
Colorado Health Facilities Authority ,
BSLC II Obligated Group , Revenue, Second Tier , 2025 , 5.25% , 9/15/45 ......... 195,000 195,838
Christian Living Neighborhoods Obligated Group , Revenue , 2019 , Refunding , 4% ,
1/01/38 ........................................................ 100,000 94,889
Denver Health & Hospital Authority , Revenue , 2019 A , Refunding , 4% , 12/01/39 .... 250,000 239,559
530,286
Connecticut 0.3%
Stamford Housing Authority , TJH Senior Living LLC Obligated Group , Revenue , 2025
A , Refunding , 6.5% , 10/01/55 ......................................... 100,000 102,090
Florida 25.6%
Angeline Community Development District , Assessment Area 1 , Special Assessment ,
2025 , 5.75% , 5/01/56 ............................................... 130,000 131,371
Avenir Community Development District , Parcel A-18 , Special Assessment , 2024 A ,
6% , 5/01/55 ...................................................... 100,000 101,421
d
Babcock Ranch Community Independent Special District , Assessment Area , Special
Assessment , 144A, 2024 , 5.25% , 5/01/55 ............................... 150,000 151,063
Bella Tara Community Development District , Assessment Area 1 , Special Assessment ,
2025 , 6.125% , 5/01/56 .............................................. 100,000 103,800
Bridle Creek Community Development District , Special Assessment , 2025 , 6.375% ,
5/01/56 ......................................................... 160,000 165,781
Buena Lago Community Development District , Assessment Area 2 , Special
Assessment , 2024 , 5.55% , 5/01/54 .................................... 75,000 75,241
d
Capital Projects Finance Authority , PRG - UnionWest Properties LLC , Revenue, Senior
Lien , 144A, 2024 A-1 , 5% , 6/01/58 ..................................... 250,000 232,982
Chaparral Palm Bay Community Development District , Assessment Area 2 , Special
Assessment , 2024 , 5.5% , 5/01/55 ..................................... 100,000 100,334
Charlotte County Industrial Development Authority , MSKP Town & Country Utility LLC ,
Revenue , 2025 , 6.125% , 10/01/55 ..................................... 150,000 156,299
d
County of Okaloosa , AIR Force Enlisted Village, Inc. Obligated Group , Revenue , 144A,
2025 , 5.75% , 5/15/60 ............................................... 185,000 187,292
Cypress Bluff Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 5.55% , 5/01/55 .................................... 100,000 100,553
Deering Park Stewardship District , DPSD JV1 No. 1 Assessment Area , Special
Assessment , 2025 , 6% , 5/01/45 ....................................... 115,000 119,782
Epperson North Community Development District , Assessment Area 4 , Special
Assessment , 2024 , 5.6% , 5/01/55 ..................................... 110,000 110,351
d
Everlands Community Development District , Assessment Area 2 Phase 2 , Special
Assessment , 144A, 2024 , 5.5% , 6/15/54 ................................ 150,000 150,266

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series H
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Feed Mill Community Development District , Parcel 1 Assessment Area 1 , Special
Assessment , 2025 , 5.875% , 5/01/56 ................................... $ 100,000 $ 101,189
Florida Development Finance Corp. ,
d
Mayflower Retirement Center, Inc. Obligated Group , Revenue , 144A, 2021 A ,
Refunding , 4% , 6/01/55 ............................................ 100,000 72,232
Shands Jacksonville Medical Center Obligated Group , Revenue , 2022 A , Refunding ,
5% , 2/01/52 .................................................... 85,000 82,587
Fox Branch Ranch Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 5.4% , 5/01/55 ..................................... 100,000 100,043
d
Gas Worx Community Development District , Special Assessment , 144A, 2025 , 6% ,
5/01/57 ......................................................... 150,000 154,289
GIR East Community Development District , Assessment Area 1 , Special Assessment ,
2025 , 5.5% , 5/01/55 ................................................ 100,000 98,796
Hammock Oaks Community Development District , Assessment Area 2 , Special
Assessment , 2024 , 5.85% , 5/01/44 .................................... 115,000 117,349
g
Harvest Hills South Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 5.75% , 5/01/56 .................................... 165,000 165,256
d
Hillcrest Preserve Community Development District , Special Assessment , 144A, 2024 ,
5.3% , 5/01/54 .................................................... 180,000 175,776
Hunt Club Grove Community Development District , Assessment Area 1 , Special
Assessment , 2024 , 5.625% , 6/15/54 ................................... 75,000 75,152
d
K-Bar Ranch III Community Development District , Special Assessment , 144A, 2025 ,
6.125% , 5/01/55 ................................................... 110,000 115,080
Kindred Community Development District II , Special Assessment , 2021 , 3.125% ,
5/01/41 ......................................................... 100,000 88,049
Kings Creek I Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 6% , 5/01/55 ....................................... 100,000 102,522
Kingston One Community Development District , Assessment Area 1 - 2025 Project ,
Special Assessment , 2025 , 6% , 5/01/57 ................................. 130,000 133,916
Kissimmee Park Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 6.125% , 5/01/56 ................................... 100,000 103,800
d
Knightsbridge Community Development District , Special Assessment , 144A, 2024 ,
5.5% , 6/15/54 .................................................... 175,000 178,645
Lakeside Preserve Community Development District , Special Assessment , 2023 ,
6.375% , 5/01/54 ................................................... 95,000 100,122
Langley South Community Development District , Assessment Area 1 , Special
Assessment , 2024 , 5.4% , 5/01/55 ..................................... 75,000 74,521
Lee County Industrial Development Authority , Shell Point Obligated Group , Revenue ,
2024 C , 5% , 11/15/54 ............................................... 270,000 261,220
LT Ranch Community Development District , Phase IIA Assessment Area , Special
Assessment , 2022-2 , 5.7% , 5/01/53 .................................... 100,000 102,620
Marion Ranch Community Development District , Special Assessment , 2024 , 5.7% ,
5/01/44 ......................................................... 90,000 91,972
North AR-1 Pasco Community Development District , Assessment Area 3 , Special
Assessment , 2023 , 6% , 5/01/54 ....................................... 70,000 72,090
North Loop Community Development District , Special Assessment , 2023 , 6.625% ,
5/01/54 ......................................................... 130,000 139,802
Pacific Ace Community Development District , Special Assessment , 2024 , 5.5% ,
5/01/55 ......................................................... 125,000 126,427
Palermo Community Development District ,
Special Assessment , 2023 , 5% , 6/15/43 ................................. 100,000 101,941
Assessment Area 2 , Special Assessment , 2025 , 5.5% , 6/15/55 ................ 100,000 102,878
Palm Coast Park Community Development District , Special Assessment , 2023 , 5.6% ,
5/01/53 ......................................................... 100,000 101,733
Parker Pointe Community Development District , Special Assessment , 2024 , 5.5% ,
5/01/44 ......................................................... 100,000 101,324

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series H
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Parkside Trails Community Development District , 2025 Project Area , Special
Assessment , 2025 , 5.55% , 5/01/55 .................................... $ 145,000 $ 144,921
Parrish Lakes Community Development District , Assessment Area 2 , Special
Assessment , 2023 A , 5.625% , 5/01/53 .................................. 90,000 91,752
Pasadena Ridge Community Development District , Assessment Area 1 , Special
Assessment , 2024 , 5.375% , 5/01/55 ................................... 130,000 128,696
Preserve at Savannah Lakes Community Development District , Assessment Area 1 ,
Special Assessment , 2024 , 5.45% , 5/01/44 .............................. 140,000 143,196
Prosperity Lakes Community Development District , Assessment Area 1 , Special
Assessment , 2023 , 6.125% , 12/15/53 ................................... 160,000 171,143
Quail Roost Community Development District , Expansion Area , Special Assessment ,
2021 , 4% , 12/15/51 ................................................ 70,000 60,882
Reflection Bay Community Development District , Special Assessment , 2025 , 5.875% ,
5/01/55 ......................................................... 160,000 163,629
Regal Village Community Development District , Special Assessment , 2024 , 5.5% ,
5/01/54 ......................................................... 145,000 146,224
Ridge at Apopka Community Development District , Parcel 2 , Special Assessment ,
2023 , 5.75% , 5/01/53 ............................................... 100,000 101,420
River Hall Community Development District , Assessment Area 4 , Special Assessment ,
2023 A , 6.5% , 5/01/54 .............................................. 105,000 111,678
River Landing Community Development District , Assessments , Special Assessment ,
2025 , 5.45% , 5/01/55 ............................................... 100,000 100,335
d
Saltmeadows Community Development District , Assessment Area 2 , Special
Assessment , 144A, 2025 , 6% , 5/01/55 .................................. 150,000 155,278
Savanna Lakes Community Development District , Assessment Area 2 , Special
Assessment , 2024 , 5.5% , 6/15/54 ..................................... 135,000 136,005
Sawgrass Village Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.75% , 5/01/53 ............... 100,000 101,907
Assessment Area 2 , Special Assessment , 2023 , 6.375% , 11/01/53 ............. 155,000 163,011
d
Seaton Creek Reserve Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2023 , 5.5% , 6/15/53 ................................ 100,000 102,384
Seminole Palms Community Development District , Special Assessment , 2023 , 5.5% ,
5/01/43 ......................................................... 90,000 92,568
Springs at Lake Alfred Community Development District , Assessment Area 1 , Special
Assessment , 2024 , 5.6% , 5/01/54 ..................................... 145,000 146,122
Stonegate Preserve Community Development District ,
Special Assessment , 2023 , 6.125% , 12/15/53 ............................. 150,000 160,651
Special Assessment , 2025 , 5.875% , 6/15/55 ............................. 125,000 128,490
Tranquility Community Development District , Special Assessment , 2025 , 5.625% ,
5/01/55 ......................................................... 150,000 150,009
Twisted Oaks Pointe Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. 100,000 102,337
Assessment Area 2 , Special Assessment , 2023 , 6.125% , 5/01/54 .............. 75,000 77,850
Two Rivers West Community Development District , Special Assessment , 2024 ,
5.875% , 5/01/54 ................................................... 75,000 77,007
V-Dana Community Development District , Assessment Area 2 , Special Assessment ,
2025 , 5.55% , 5/01/55 ............................................... 100,000 100,626
d
Wellness Ridge Community Development District , Assessment Area 2 , Special
Assessment , 144A, 2024 , 5.2% , 6/15/55 ................................ 100,000 98,006
d
West Port East Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2025 , 6% , 5/01/55 .................................. 120,000 123,669
d
West Villages Improvement District , Special Assessment , 144A, 2025 , 5.5% , 5/01/55 145,000 144,293
Westwood of Pasco Community Development District , Assessments , Special
Assessment , 2023 , 5.625% , 5/01/53 ................................... 130,000 133,170
Winding Oaks Community Development District , Special Assessment , 2024 , 5.7% ,
5/01/55 ......................................................... 100,000 100,456

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series H
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
d
Woodland Preserve Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2025 , 5.5% , 5/01/55 ................................ $ 100,000 $ 100,334
8,885,916
Georgia 0.3%
Georgia Housing & Finance Authority , Revenue , 2025 C , 5.125% , 12/01/50 ........ 100,000 103,047
Illinois 9.1%
Chicago Board of Education ,
GO , 2023 A , 5.875% , 12/01/47 ........................................ 250,000 251,110
GO , 2025 B , Refunding , 6% , 12/01/44 .................................. 165,000 168,770
Dedicated Capital Improvement Tax , Revenue , 2023 , 5.75% , 4/01/48 ........... 225,000 237,164
City of Chicago , GO , 2025 A , 6% , 1/01/50 ................................. 350,000 367,828
Illinois Finance Authority , Westminster Village, Inc. Obligated Group , Revenue , 2018 A ,
Refunding , 5% , 5/01/48 ............................................. 100,000 86,045
Metropolitan Pier & Exposition Authority , State of Illinois McCormick Place Expansion
Project Fund , Revenue , 2024 B , Refunding , 5% , 6/15/53 .................... 500,000 493,762
State of Illinois , GO , 2024 B , 5.25% , 5/01/47 ............................... 1,500,000 1,562,203
3,166,882
Indiana 0.6%
d
City of Goshen , Green Oaks of Goshen LLC , Revenue , 144A, 2021 A , 5% , 8/01/41 .. 100,000 86,318
Indianapolis Local Public Improvement Bond Bank , Revenue, Senior Lien , 2023 E ,
6.125% , 3/01/57 ................................................... 110,000 115,872
202,190
Iowa 1.8%
Iowa Finance Authority ,
Iowa Fertilizer Co. LLC , Revenue , 2022 , Pre-Refunded , 5% , 12/01/50 .......... 235,000 270,378
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 A , 5% , 5/15/36 .... 100,000 100,242
Presbyterian Homes Mill Pond Apartment, Inc. , Revenue , 2025 , 5.875% , 10/01/65 . 125,000 126,843
Iowa Higher Education Loan Authority , University of Dubuque , Revenue , 2025 , 6% ,
10/01/55 ........................................................ 130,000 137,310
634,773
Louisiana 2.8%
Calcasieu Parish Memorial Hospital Service District , Southwest Louisiana Healthcare
System Obligated Group , Revenue , 2019 , Refunding , 5% , 12/01/39 ............ 100,000 97,613
Lakeshore Villages Master Community Development District , Special Assessment ,
2025 , 6% , 6/01/54 ................................................. 170,000 176,045
d
Louisiana Local Government Environmental Facilities & Community Development
Authority , Parish of St. Martin , Revenue , 144A, 2019 , 4.4% , 11/01/44 ........... 135,000 131,804
Louisiana Public Facilities Authority ,
d
Acadiana Renaissance Charter Academy , Revenue , 144A, 2025 , 6% , 6/15/59 .... 100,000 100,399
Calcasieu Bridge Partners LLC , Revenue, Senior Lien , 2024 , 5.5% , 9/01/59 ...... 195,000 199,340
Calcasieu Bridge Partners LLC , Revenue, Senior Lien , 2024 , 5.75% , 9/01/64 ..... 255,000 265,296
970,497
Maryland 1.2%
Maryland Economic Development Corp. ,
Morgan View & Thurgood Marshall Student Housing , Revenue , 2020 , 4.25% , 7/01/50 170,000 152,307
Morgan View & Thurgood Marshall Student Housing , Revenue , 2022 A , 6% , 7/01/58 75,000 79,681
d
Town of La Plata , Heritage Green Special Taxing District , Special Tax , 144A, 2023 A ,
6.5% , 2/15/53 .................................................... 190,000 192,487
424,475

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series H
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan 2.2%
City of Detroit , GO , 2023 C , 6% , 5/01/43 .................................. $ 100,000 $ 110,537
g
Grand Rapids Economic Development Corp. , Michigan Christian Home Obligated
Group , Revenue , 2025 A , Refunding , 6% , 11/01/50 ........................ 100,000 99,268
Michigan Finance Authority , Provident Group - HFH Energy LLC , Revenue , 2024 ,
4.375% , 2/28/54 ................................................... 295,000 283,127
Michigan State Housing Development Authority , Revenue , 2025 C , 5.05% , 6/01/51 .. 250,000 254,122
747,054
Minnesota 0.3%
City of Apple Valley , PHS Apple Valley Senior Housing, Inc. , Revenue , 2021 , 4% ,
9/01/36 ......................................................... 105,000 100,839
Nevada 0.7%
City of Las Vegas , Special Improvement District No. 819 , Special Assessment , 2025 ,
5.5% , 6/01/55 .................................................... 150,000 150,504
Henderson Local Improvement Districts , Local Improvement District No. T-22 , Special
Assessment , 2023 , 5.25% , 3/01/53 .................................... 100,000 100,280
250,784
New Hampshire 1.5%
New Hampshire Business Finance Authority ,
Greater Raleigh Area Christian Education, Inc. , Revenue , 2025 , 6% , 8/01/65 ..... 250,000 252,179
Presbyterian Homes Obligated Group , Revenue , 2023 A , 5.25% , 7/01/48 ........ 250,000 251,648
503,827
New York 4.0%
New York City Housing Development Corp. , 8 Spruce NY Owner LLC , Revenue , 2024 ,
F , Refunding , 5.25% , 12/15/31 ........................................ 250,000 257,558
New York Transportation Development Corp. ,
Delta Air Lines, Inc. , Revenue , 2020 , 4% , 10/01/30 ......................... 100,000 102,023
Delta Air Lines, Inc. , Revenue , 2020 , 4.375% , 10/01/45 ..................... 465,000 438,735
JFK International Air Terminal LLC , Revenue , 2022 , 5% , 12/01/41 ............. 185,000 192,118
JFK NTO LLC , Revenue , 2023 , 6% , 6/30/54 .............................. 35,000 36,410
JFK NTO LLC , Revenue , 2024 , 5.5% , 6/30/60 ............................ 250,000 253,400
d
Oneida Indian Nation of New York , Revenue , 144A, 2024 B , 6% , 9/01/43 .......... 100,000 107,846
1,388,090
Ohio 0.9%
Buckeye Tobacco Settlement Financing Authority , Revenue, Senior Lien , 2020 B-2 , 2 ,
Refunding , 5% , 6/01/55 ............................................. 100,000 84,353
Ohio Housing Finance Agency , Revenue, Sub. Lien , 2023 C , 8% , 8/01/34 ......... 100,000 105,380
Summit County Development Finance Authority , UAkronPark, Inc. , Revenue , 2023 , 6% ,
12/01/58 ........................................................ 125,000 132,912
322,645
Oklahoma 0.4%
Tulsa Municipal Airport Trust Trustees , American Airlines, Inc. , Revenue , 2025 ,
Refunding , 6.25% , 12/01/40 .......................................... 135,000 151,658
Pennsylvania 1.2%
d
Allentown Commercial and Industrial Development Authority , Executive Education
Academy Charter School , Revenue , 144A, 2024 , Refunding , 5% , 7/01/59 ........ 250,000 233,495
Berks County Municipal Authority (The) ,
Tower Health Obligated Group , Revenue , 2024 A-1 , 8% , 6/30/34 .............. 18,000 18,135
Tower Health Obligated Group , Revenue , 2024 A-2 , 6% , 6/30/34 .............. 8,000 8,611
Tower Health Obligated Group , Revenue , 2024 A-3 , 5% , 6/30/39 .............. 120,000 108,128

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series H
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Berks County Municipal Authority (The), (continued)
f
Tower Health Obligated Group , Revenue , 2024 B-1 , 1.364%, 6/30/44 ........... $ 59,000 $ 40,843
409,212
Rhode Island 0.5%
Rhode Island Health and Educational Building Corp. , PRG - RI Properties LLC ,
Revenue , 2025 B , AG Insured , 5.625% , 7/01/65 ........................... 150,000 154,765
Texas 10.6%
d
Arlington Higher Education Finance Corp. ,
BASIS Texas Charter Schools, Inc. , Revenue , 144A, 2024 , 4.875% , 6/15/59 ...... 100,000 89,646
BASIS Texas Charter Schools, Inc. , Revenue , 144A, 2025 , Refunding , 5.875% ,
6/15/65 ........................................................ 150,000 151,960
d
City of Anna , Woods at Lindsey Place (The) Public Improvement District Area 1 ,
Special Assessment , 144A, 2023 , 5.875% , 9/15/53 ......................... 116,000 119,996
d
City of Austin , Whisper Valley Public Improvement District Improvement Area No. 2 ,
Special Assessment , 144A, 2022 , 5.5% , 11/01/51 .......................... 100,000 101,617
d
City of Celina ,
Lakes at Mustang Ranch Public Improvement District Phases 8-9 , Special
Assessment , 144A, 2025 , 5.625% , 9/01/55 ............................. 150,000 149,303
Pravin Public Improvement District , Special Assessment , 144A, 2023 , 6.75% , 9/01/53 100,000 100,725
d
City of Dayton , Special Assessment , 144A, 2025 , 5.5% , 9/01/55 ................ 102,000 101,594
City of Dripping Springs , Special Assessment , 2025 , 5.625% , 9/01/55 ............ 125,000 124,956
d
City of Ennis , Special Assessment , 144A, 2025 , 5.5% , 9/15/55 ................. 100,000 99,307
d
City of Fate , Williamsburg Public Improvement District No. 1 Phase 3B , Special
Assessment , 144A, 2023 , 5.375% , 8/15/53 ............................... 100,000 101,160
City of Houston Airport System , United Airlines, Inc. , Revenue , 2024 B , 5.5% , 7/15/39 350,000 376,318
d
City of Hutto , Emory Crossing Public Improvement District Improvement Area No. 2 ,
Special Assessment , 144A, 2023 , 5.625% , 9/01/58 ......................... 115,000 116,655
d
City of Kyle , 6 Creeks Public Improvement District Improvement Area No. 5 , Special
Assessment , 144A, 2025 , 5.375% , 9/01/50 ............................... 141,000 139,539
d
City of Manor , EntradenGlen Public Improvement District Improvement Area No. 1 ,
Special Assessment , 144A, 2025 , 7% , 9/15/55 ............................ 100,000 103,294
d
City of Mclendon-Chisholm , Sonoma Public Improvement District Improvement Area
No. 4 , Special Assessment , 144A, 2022 , 5.75% , 9/15/52 .................... 110,000 110,990
g
City of Mesquite , Solterra Public Improvement District Improvement Area A-2-A-4 ,
Special Assessment , 2025 , 5.75% , 9/01/55 .............................. 143,000 143,231
d
City of Princeton , Southbridge Public Improvement District Improvement Area No. 2 ,
Special Assessment , 144A, 2024 , 5.5% , 9/01/54 .......................... 132,000 130,733
d
City of Tomball , Raburn Reserve Public Improvement District Area No. 2 , Special
Assessment , 144A, 2023 , 5.75% , 9/15/52 ............................... 112,000 113,377
d
County of Bastrop , Double Eagle Ranch Public Improvement District Improvement Area
No. 2 , Special Assessment , 144A, 2024 , 5.25% , 9/01/44 .................... 105,000 107,266
d
County of Denton ,
Green Meadows Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2025 , 6.125% , 12/31/55 ............................ 100,000 103,691
Tabor Ranch Public Improvement District Improvement Area No. 1 , Special
Assessment, Senior Lien , 144A, 2024 A , 5.625% , 12/31/54 ................. 106,000 106,454
d
County of Hays , La Cima Public Improvement District , Special Assessment , 144A,
2020 , 3.25% , 9/15/30 ............................................... 100,000 93,850
County of Montgomery , Crockett Meadows Public Improvement District Improvement
Area No. 1 , Special Assessment , 2025 , 5.5% , 9/15/54 ...................... 123,000 122,687
d
East Waller County Management District , Sofi Lakes Sections 1 & 2 Assessments ,
Special Assessment , 144A, 2025 , 6.25% , 9/15/55 ......................... 131,000 134,778
EP Cimarron Ventanas PFC , Revenue , 2024 , Refunding , 4.125% , 12/01/39 ........ 150,000 151,037
Harris County Municipal Utility District No. 540 , GO , 2022 , 5.5% , 9/01/49 .......... 100,000 97,715

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series H
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
New Hope Cultural Education Facilities Finance Corp. ,
NCCD-College Station Properties LLC , Revenue , A , 5% , 7/01/47 .............. $ 90,000 $ 84,675
Quality Senior Housing Foundation of East Texas, Inc. , Revenue , 2019 A-1 , 5% ,
12/01/39 ....................................................... 85,000 85,113
Quality Senior Housing Foundation of East Texas, Inc. , Revenue, Second Tier , 2019
B , 5.5% , 12/01/54 ................................................ 180,000 167,254
Walden Pond Fresh Water Supply District , GO , 2022 , 6.25% , 9/01/47 ............ 45,000 45,346
3,674,267
Washington 0.6%
Washington State Housing Finance Commission ,
Eastside Retirement Association Obligated Group , Revenue , 2023 A , Refunding , 5% ,
7/01/48 ........................................................ 120,000 119,514
d
Presbyterian Retirement Communities Northwest Obligated Group , Revenue , 144A,
2019 A , 5% , 1/01/55 .............................................. 100,000 90,898
210,412
Wisconsin 4.8%
Public Finance Authority ,
Campus Real Estate Holding Corp. LLC , Revenue , 2025 A , Refunding , 5.5% , 6/01/55 310,000 316,555
d
Foundation Academy Charter School A NJ Nonprofit Corp. , Revenue , 144A, 2024 ,
5% , 7/01/60 .................................................... 300,000 268,038
d
Friends Homes Obligated Group , Revenue , 144A, 2019 , Refunding , 5% , 9/01/49 .. 125,000 119,639
KSU Bixby Real Estate Foundation LLC , Revenue, Sub. Lien , 2025 B , 5.5% , 6/15/55 100,000 102,843
NC A&T Real Estate Foundation LLC , Revenue , 2024 A , 5.25% , 6/01/54 ........ 145,000 147,193
RED River Valley Alliance LLC , Revenue , 2021 , 4% , 9/30/51 ................. 345,000 286,539
SR 400 Peach Partners LLC , Revenue, Senior Lien , 2025 , 6.5% , 12/31/65 ....... 100,000 110,667
Triad Math & Science Academy Co. , Revenue , 2025 , Refunding , 5.5% , 6/15/55 ... 100,000 100,544
Triad Math & Science Academy Co. , Revenue , 2025 , Refunding , 5.25% , 6/15/65 .. 100,000 95,686
Wisconsin Health & Educational Facilities Authority , PHW Menomonee Falls, Inc. ,
Revenue , 2024 , 6.125% , 10/01/59 ..................................... 100,000 103,686
1,651,390
U.S. Territories 8.9%
District of Columbia 0.7%
District of Columbia ,
International School Obligated Group , Revenue , 2019 , 5% , 7/01/49 ............ 140,000 140,059
Plenary Infrastructure DC LLC , Revenue , 2022 A , 5.5% , 8/31/33 .............. 100,000 113,748
253,807
Puerto Rico 8.2%
Commonwealth of Puerto Rico ,
GO , 2022 A-1 , 4% , 7/01/41 .......................................... 314,382 290,710
GO , 2022 A-1 , 4% , 7/01/46 .......................................... 546,826 486,558
GDB Debt Recovery Authority of Puerto Rico , 7.5% , 8/20/40 ................... 84,468 82,234

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series H
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 33 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
$ 2,043,000 $ 1,991,855
2,851,357
Total U.S. Territories .................................................................... 3,105,164
Total Municipal Bonds (Cost $ 31,203,774 ) ......................................
31,739,883
Total Long Term Investments (Cost $ 34,429,293 ) ................................
35,034,098
a
a a a a
a
Total Investments (Cost $ 34,429,293 ) 101.0% ...................................
$35,034,098
Other Assets, less Liabilities (1.0) % ...........................................
(349,042)
Net Assets 100.0% ...........................................................
$34,685,056
a
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
b
Non-income producing.
c
See Note 4 regarding investments in affiliated management investment companies.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2025, the aggregate value of these securities was $8,110,649, representing 23.4% of net assets.
e
The maturity date shown represents the mandatory put date.
f
The rate shown represents the yield at period end.
g
Security purchased on a when-issued basis.

Franklin Strategic Series
Schedule of Investments (unaudited), November 30, 2025
Franklin Templeton SMACS: Series I
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Common Stocks 0.7%
Banks 0.4%
Bank of America Corp. ............................................... 45,000 $ 2,414,250
Capital Markets 0.3%
a
Yeoman Capital SA .................................................. 345,624 2,130,751
a
Pharmaceuticals 0.0%
†
a
Keenova Therapeutics plc ............................................. 1,196 107,541
a,b
Par Health, Inc. ..................................................... 1,196 13,156
120,697
Total Common Stocks (Cost $ 3,549,787 ) .......................................
4,665,698
Principal
Amount
a a a a
Corporate Bonds 76.8%
Aerospace & Defense 2.7%
c
Bombardier, Inc. , Senior Note , 144A, 8.75% , 11/15/30 ........................ $ 1,500,000 1,621,266
c
TransDigm, Inc. ,
Senior Secured Note , 144A, 6.75% , 8/15/28 .............................. 1,500,000 1,532,542
Senior Secured Note , 144A, 6.875% , 12/15/30 ............................ 2,500,000 2,608,160
Senior Secured Note , 144A, 6.625% , 3/01/32 ............................. 8,000,000 8,324,984
Senior Sub. Note , 144A, 6.75% , 1/31/34 ................................. 4,250,000 4,443,416
18,530,368
Automobile Components 0.6%
c
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% , 10/15/29 ........... 5,000,000 4,215,601
Automobiles 0.3%
c
Rivian Holdings LLC / Rivian LLC / Rivian Automotive LLC , Senior Secured Note ,
144A, 10% , 1/15/31 ................................................ 2,000,000 1,918,085
Banks 1.1%
Bank of America Corp. , Sub. Bond , 5.425% to 8/14/34, FRN thereafter , 8/15/35 .....
50,000 51,550
Barclays plc ,
d
Junior Sub. Bond , 7.625% to 9/14/35, FRN thereafter , Perpetual ............... 2,000,000 2,112,478
Sub. Bond , 7.119% to 6/26/33, FRN thereafter , 6/27/34 ..................... 200,000 224,873
d
Citigroup, Inc. , GG , Junior Sub. Bond , 6.875% to 8/14/30, FRN thereafter , Perpetual . 5,000,000 5,122,080
Fifth Third Bancorp , Senior Note , 6.339% to 7/26/28, FRN thereafter , 7/27/29 ......
50,000 52,692
Wells Fargo & Co. , Senior Bond , 6.491% to 10/22/33, FRN thereafter , 10/23/34 .....
100,000 111,860
7,675,533
Biotechnology 0.6%
c ,e
Genmab A/S / Genmab Finance LLC ,
Senior Note , 144A, 7.25% , 12/15/33 .................................... 1,250,000 1,309,940
Senior Secured Note , 144A, 6.25% , 12/15/32 ............................. 2,750,000 2,829,492
4,139,432
Building Products 0.8%
c
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A, 8.75% , 8/01/28 ..... 800,000 669,648
c
EMRLD Borrower LP / Emerald Co-Issuer, Inc. , Senior Secured Note , 144A, 6.625% ,
12/15/30 ........................................................ 2,000,000 2,075,206
c
Quikrete Holdings, Inc. , Senior Secured Note , 144A, 6.375% , 3/01/32 ............ 3,000,000 3,117,660
5,862,514
Capital Markets 0.3%
Charles Schwab Corp. (The) , Senior Note , 5.643% to 5/18/28, FRN thereafter , 5/19/29
50,000 51,942

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
d
Goldman Sachs Group, Inc. (The) , Junior Sub. Bond , 6.85% to 2/09/30, FRN thereafter ,
Perpetual ........................................................ $ 2,000,000 $ 2,076,756
Morgan Stanley ,
Senior Bond , 6.627% to 10/31/33, FRN thereafter , 11/01/34 .................. 100,000 112,849
Sub. Bond , 5.948% to 1/18/33, FRN thereafter , 1/19/38 ..................... 50,000 52,863
2,294,410
Chemicals 4.8%
Celanese US Holdings LLC ,
Senior Bond , 6.879% , 7/15/32 ........................................ 2,000,000 2,041,976
Senior Bond , 7.2% , 11/15/33 ......................................... 3,500,000 3,657,909
Senior Note , 7.05% , 11/15/30 ......................................... 1,000,000 1,037,344
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter , 11/01/55 .............
5,000,000 3,896,989
c
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 ................ 3,500,000 3,615,976
c
SCIH Salt Holdings, Inc. , Senior Note , 144A, 6.625% , 5/01/29 .................. 6,000,000 6,031,320
c
Tronox, Inc. ,
Senior Note , 144A, 4.625% , 3/15/29 .................................... 8,000,000 5,175,042
Senior Secured Note , 144A, 9.125% , 9/30/30 ............................. 8,000,000 7,549,578
33,006,134
Commercial Services & Supplies 0.4%
c
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% , 8/01/29 ........... 2,500,000 2,572,100
Communications Equipment 3.1%
c
CommScope LLC ,
Senior Note , 144A, 8.25% , 3/01/27 ..................................... 11,000,000 11,047,850
Senior Secured Note , 144A, 9.5% , 12/15/31 .............................. 10,000,000 10,153,100
21,200,950
Consumer Finance 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust , Senior Bond , 5.3% ,
1/19/34 ......................................................... 200,000 206,073
Ford Motor Credit Co. LLC , Senior Note , 7.2% , 6/10/30 .......................
3,000,000 3,222,892
c
Macquarie Airfinance Holdings Ltd. , Senior Note , 144A, 6.4% , 3/26/29 ............ 50,000 52,596
3,481,561
Containers & Packaging 5.0%
c
Ardagh Group SA ,
f
Secured Note , 144A, PIK, 12% , 12/01/30 ................................ 6,000,000 5,439,417
Senior Secured Note , 144A, 9.5% , 12/01/30 .............................. 7,315,000 7,891,480
c
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc ,
Senior Note , 144A, 4% , 9/01/29 ....................................... 1,775,000 1,653,385
c
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note , 144A, 6.75% , 4/15/32 .. 2,500,000 2,524,648
c
Mauser Packaging Solutions Holding Co. ,
Secured Note , 144A, 9.25% , 4/15/30 ................................... 10,000,000 9,418,750
Senior Secured Note , 144A, 7.875% , 4/15/30 ............................. 5,500,000 5,343,887
c
Toucan FinCo Ltd. / Toucan FinCo Can, Inc. / Toucan FinCo US LLC , Senior Secured
Note , 144A, 9.5% , 5/15/30 ........................................... 2,000,000 1,890,869
34,162,436
Diversified REITs 0.0%
†
c
VICI Properties LP / VICI Note Co., Inc. , Senior Bond , 144A, 4.625% , 12/01/29 ..... 50,000 49,744

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services 3.1%
c
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond , 144A, 5.125% , 5/01/27 ................................... $ 5,000,000 $ 4,996,073
Senior Note , 144A, 6.375% , 9/01/29 .................................... 11,000,000 11,175,571
c
Connect Holding II LLC , Senior Secured Note , 144A, 10.5% , 4/03/31 ............. 5,500,000 5,218,545
21,390,189
Electric Utilities 3.0%
c
NRG Energy, Inc. ,
Senior Bond , 144A, 6.25% , 11/01/34 ................................... 3,000,000 3,093,462
Senior Bond , 144A, 6% , 1/15/36 ....................................... 10,000,000 10,162,170
Senior Note , 144A, 6% , 2/01/33 ....................................... 3,000,000 3,065,721
Senior Secured Bond , 144A, 7% , 3/15/33 ................................ 50,000 55,509
Pacific Gas and Electric Co. , Senior Bond , 6.4% , 6/15/33 .....................
50,000 54,287
PG&E Corp. , Senior Secured Note , 5% , 7/01/28 ............................
50,000 49,667
c
Vistra Operations Co. LLC ,
Senior Note , 144A, 6.875% , 4/15/32 .................................... 4,000,000 4,209,516
Senior Secured Bond , 144A, 6.95% , 10/15/33 ............................ 50,000 55,836
20,746,168
Electrical Equipment 0.0%
†
Regal Rexnord Corp. , Senior Note , 6.05% , 4/15/28 ..........................
50,000 51,762
Energy Equipment & Services 0.6%
c
Weatherford International Ltd. ,
Senior Note , 144A, 8.625% , 4/30/30 .................................... 2,384,000 2,433,523
Senior Note , 144A, 6.75% , 10/15/33 .................................... 2,000,000 2,048,266
4,481,789
Entertainment 0.0%
†
c
Netflix, Inc. , Senior Bond , 144A, 5.375% , 11/15/29 .......................... 100,000 104,840
Food Products 0.4%
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co. SARL , Senior Note ,
5.75% , 4/01/33 ................................................... 50,000 52,431
c
Post Holdings, Inc. ,
Senior Bond , 144A, 5.5% , 12/15/29 .................................... 500,000 500,624
Senior Secured Note , 144A, 6.25% , 2/15/32 .............................. 2,000,000 2,067,634
2,620,689
Ground Transportation 0.0%
†
c
Ashtead Capital, Inc. , Senior Bond , 144A, 5.95% , 10/15/33 .................... 200,000 212,566
Health Care Equipment & Supplies 1.0%
c
Medline Borrower LP ,
Senior Note , 144A, 5.25% , 10/01/29 .................................... 5,000,000 5,016,180
Senior Secured Note , 144A, 3.875% , 4/01/29 ............................. 2,000,000 1,943,021
6,959,201
Health Care Providers & Services 17.1%
c
CHS/Community Health Systems, Inc. ,
144A, 10.75% , 6/15/33 .............................................. 17,500,000 18,578,700
Secured Note , 144A, 6.875% , 4/15/29 .................................. 15,000,000 13,551,357
Secured Note , 144A, 6.125% , 4/01/30 .................................. 18,000,000 14,974,611
Senior Secured Note , 144A, 10.875% , 1/15/32 ............................ 16,000,000 17,302,000
Senior Secured Note , 144A, 9.75% , 1/15/34 .............................. 10,000,000 10,647,290

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
c
DaVita, Inc. ,
Senior Bond , 144A, 3.75% , 2/15/31 .................................... $ 6,000,000 $ 5,569,396
Senior Note , 144A, 6.875% , 9/01/32 .................................... 3,000,000 3,124,179
Senior Note , 144A, 6.75% , 7/15/33 ..................................... 500,000 519,980
c
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...................... 1,000,000 976,230
Tenet Healthcare Corp. ,
Senior Note , 6.125% , 10/01/28 ........................................ 5,600,000 5,628,728
Senior Secured Note , 6.125% , 6/15/30 .................................. 11,000,000 11,257,301
Senior Secured Note , 6.75% , 5/15/31 ................................... 15,000,000 15,639,930
117,769,702
Hotels, Restaurants & Leisure 6.8%
c
Caesars Entertainment, Inc. ,
Senior Note , 144A, 6% , 10/15/32 ...................................... 8,000,000 7,639,124
Senior Secured Note , 144A, 7% , 2/15/30 ................................ 4,500,000 4,661,361
c
Carnival Corp. , Senior Note , 144A, 6.125% , 2/15/33 ......................... 8,500,000 8,761,069
c
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. , Senior Note ,
144A, 6.75% , 1/15/30 ............................................... 8,000,000 7,467,086
c
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC , Senior
Secured Note , 144A, 8.25% , 4/15/30 ................................... 3,000,000 3,122,034
c
NCL Corp. Ltd. , Senior Note , 144A, 6.75% , 2/01/32 .......................... 750,000 761,681
c
Wynn Macau Ltd. , Senior Note , 144A, 5.625% , 8/26/28 ....................... 3,500,000 3,481,029
c
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior Note , 144A, 7.125% ,
2/15/31 ......................................................... 10,000,000 10,810,650
46,704,034
Household Durables 1.3%
Newell Brands, Inc. ,
c
Senior Note , 144A, 8.5% , 6/01/28 ..................................... 5,000,000 5,217,380
Senior Note , 6.375% , 5/15/30 ......................................... 2,000,000 1,926,946
Shea Homes LP / Shea Homes Funding Corp. , Senior Note , 4.75% , 4/01/29 .......
1,500,000 1,478,899
8,623,225
Independent Power and Renewable Electricity Producers 2.4%
c
Calpine Corp. , Senior Note , 144A, 4.625% , 2/01/29 .......................... 6,000,000 5,959,627
c ,d
Vistra Corp. , Junior Sub. Bond , 144A, 8% to 10/14/26, FRN thereafter , Perpetual .... 10,000,000 10,258,730
16,218,357
IT Services 0.8%
c
CoreWeave, Inc. , Senior Note , 144A, 9.25% , 6/01/30 ........................ 6,000,000 5,541,362
Media 0.4%
c
Stagwell Global LLC , Senior Note , 144A, 5.625% , 8/15/29 ..................... 200,000 194,518
c
Univision Communications, Inc. , Senior Secured Note , 144A, 9.375% , 8/01/32 ..... 2,500,000 2,656,055
2,850,573
Metals & Mining 2.8%
c
Alcoa Nederland Holding BV , Senior Note , 144A, 4.125% , 3/31/29 ............... 750,000 735,078
ArcelorMittal SA , Senior Bond , 6.8% , 11/29/32 ..............................
50,000 55,909
c
Cleveland-Cliffs, Inc. ,
Senior Note , 144A, 7.375% , 5/01/33 .................................... 8,000,000 8,259,005
Senior Note , 144A, 7.625% , 1/15/34 .................................... 2,250,000 2,336,613
c
Fortescue Treasury Pty. Ltd. ,
Senior Bond , 144A, 4.375% , 4/01/31 ................................... 800,000 772,416
Senior Bond , 144A, 6.125% , 4/15/32 ................................... 6,000,000 6,268,326

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Metals & Mining (continued)
c
Mineral Resources Ltd. , Senior Note , 144A, 8.5% , 5/01/30 .................... $ 550,000 $ 572,053
18,999,400
Oil, Gas & Consumable Fuels 7.5%
c
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 11% , 4/15/26 ...................................... 310,000 312,817
Senior Note , 144A, 8.125% , 1/15/27 .................................... 7,500,000 7,482,297
Senior Note , 144A, 9.75% , 7/15/28 ..................................... 3,000,000 3,009,480
Senior Secured Note , 144A, 9.25% , 7/15/29 .............................. 3,000,000 3,093,750
Cheniere Corpus Christi Holdings LLC , Senior Secured Note , 3.7% , 11/15/29 ......
100,000 97,802
Energy Transfer LP , Senior Bond , 6.55% , 12/01/33 ..........................
50,000 55,173
c
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond , 144A, 7.25% , 2/15/35 .................................... 3,000,000 2,856,173
Senior Note , 144A, 6% , 4/15/30 ....................................... 1,000,000 967,915
c
Matador Resources Co. , Senior Note , 144A, 6.5% , 4/15/32 .................... 4,000,000 4,065,268
Occidental Petroleum Corp. , Senior Note , 8.875% , 7/15/30 ....................
50,000 57,942
c
Venture Global LNG, Inc. ,
d
Junior Sub. Bond , 144A, 9% to 9/29/29, FRN thereafter , Perpetual ............. 14,000,000 11,927,642
Senior Secured Note , 144A, 8.125% , 6/01/28 ............................. 10,000,000 10,249,690
Senior Secured Note , 144A, 9.875% , 2/01/32 ............................. 5,000,000 5,208,785
c
Venture Global Plaquemines LNG LLC , Senior Secured Bond , 144A, 7.75% , 5/01/35 . 2,000,000 2,229,568
Williams Cos., Inc. (The) , Senior Bond , 5.65% , 3/15/33 .......................
100,000 105,824
51,720,126
Passenger Airlines 2.3%
c
American Airlines, Inc. , Senior Secured Note , 144A, 8.5% , 5/15/29 .............. 10,000,000 10,452,688
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. ,
c
Senior Secured Note , 144A, 5.5% , 4/20/26 ............................... 666,667 668,669
c
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A, 4.75% , 10/20/28 . 50,000 50,315
c
JetBlue Airways Corp. / JetBlue Loyalty LP , Senior Secured Note , 144A, 9.875% ,
9/20/31 ......................................................... 4,500,000 4,448,046
15,619,718
Personal Care Products 0.4%
c
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ................... 3,000,000 3,095,043
Pharmaceuticals 2.8%
c
1261229 BC Ltd. , Senior Secured Note , 144A, 10% , 4/15/32 ................... 7,000,000 7,242,830
c
Endo Finance Holdings, Inc. , Senior Secured Note , 144A, 8.5% , 4/15/31 .......... 2,000,000 2,083,052
c
Organon & Co. / Organon Foreign Debt Co-Issuer BV ,
Senior Note , 144A, 7.875% , 5/15/34 .................................... 6,500,000 5,474,201
Senior Secured Note , 144A, 4.125% , 4/30/28 ............................. 3,000,000 2,926,174
Teva Pharmaceutical Finance Netherlands III BV , Senior Note , 8.125% , 9/15/31 ....
1,500,000 1,727,631
19,453,888
Semiconductors & Semiconductor Equipment 0.4%
Micron Technology, Inc. , Senior Bond , 5.875% , 2/09/33 .......................
200,000 213,110
c
Qnity Electronics, Inc. ,
Senior Note , 144A, 6.25% , 8/15/33 ..................................... 1,000,000 1,037,582
Senior Secured Note , 144A, 5.75% , 8/15/32 .............................. 1,500,000 1,541,357
2,792,049
Software 0.6%
c
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......................... 5,000,000 4,368,683

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Specialized REITs 0.4%
American Tower Corp. , Senior Note , 4.05% , 3/15/32 .........................
$ 50,000 $ 48,740
c
Millrose Properties, Inc. , Senior Note , 144A, 6.375% , 8/01/30 .................. 2,500,000 2,552,207
2,600,947
Specialty Retail 0.0%
†
Lowe's Cos., Inc. , Senior Bond , 5% , 4/15/33 ...............................
60,000 61,663
Technology Hardware, Storage & Peripherals 0.0%
†
Hewlett Packard Enterprise Co. , Senior Bond , 5% , 10/15/34 ...................
50,000 49,772
HP, Inc. , Senior Bond , 5.5% , 1/15/33 .....................................
80,000 82,983
132,755
Textiles, Apparel & Luxury Goods 2.2%
c ,f
Beach Acquisition Bidco LLC , Senior Note , 144A, PIK, 10% , 7/15/33 ............. 12,500,000 13,035,518
c
Hanesbrands, Inc. , Senior Note , 144A, 9% , 2/15/31 .......................... 2,000,000 2,113,948
15,149,466
Tobacco 0.0%
†
BAT Capital Corp. , Senior Bond , 6.421% , 8/02/33 ...........................
50,000 55,490
Trading Companies & Distributors 0.3%
c
Herc Holdings, Inc. , Senior Note , 144A, 7% , 6/15/30 ......................... 2,000,000 2,101,064
c
United Rentals North America, Inc. , Senior Secured Note , 144A, 6% , 12/15/29 ..... 50,000 51,341
2,152,405
Total Corporate Bonds (Cost $ 514,757,250 ) .....................................
529,584,958
Senior Floating Rate Interests 1.6%
Containers & Packaging 0.4%
g
Clydesdale Acquisition Holdings, Inc., First Lien, 2025 Incremental Closing Date CME
Term Loan, B , 7.166% , ( 1-month SOFR + 3.25% ), 4/01/32 ................... 2,452,187 2,440,160
Health Care Providers & Services 0.1%
g
MPH Acquisition Holdings LLC, First Lien, Exchange First Out CME Term Loan , 7.59% ,
( 3-month SOFR + 3.75% ), 12/31/30 .................................... 534,714 535,607
IT Services 0.8%
g
X Corp., First Lien, CME Term Loan, B1 , 10.448% , ( 6-month SOFR + 6.5% ), 10/26/29
5,954,082 5,807,462
Personal Care Products 0.3%
g
OPAL US LLC, First Lien, CME Term Loan, B4 , 6.902% , ( 3-month SOFR + 3% ),
4/28/32 ......................................................... 2,000,000 2,015,630
Total Senior Floating Rate Interests (Cost $ 10,757,438 ) ..........................
10,798,859
Mortgage-Backed Securities 19.3%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 7.5%
FHLMC Pool, 30 Year , 5%, 5/01/53 - 11/01/54 .............................. 6,222,974 6,224,611
FHLMC Pool, 30 Year , 5%, 12/01/54 ..................................... 10,390,394 10,383,240
FHLMC Pool, 30 Year , 5.5%, 7/01/53 ..................................... 5,407,452 5,495,309
FHLMC Pool, 30 Year , 5.5%, 12/01/54 .................................... 9,857,962 9,990,613
FHLMC Pool, 30 Year , 5.5%, 11/01/53 - 2/01/55 ............................ 10,606,204 10,750,908
FHLMC Pool, 30 Year , 6%, 6/01/53 ...................................... 2,276,833 2,335,365
FHLMC Pool, 30 Year , 6%, 9/01/55 ...................................... 6,702,667 6,870,027
52,050,073

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 33 .
a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate 3.0%
FNMA, 30 Year , 5%, 5/01/53 - 11/01/53 ................................... $ 6,032,704 $ 6,048,585
FNMA, 30 Year , 5.5%, 11/01/54 - 11/01/55 ................................. 8,519,903 8,634,360
FNMA, 30 Year , 6%, 8/01/55 ........................................... 5,695,585 5,833,740
20,516,685
Government National Mortgage Association (GNMA) Fixed Rate 8.8%
GNMA II, Single-family, 30 Year , 5.5%, 3/20/55 ............................. 5,364,745 5,422,610
GNMA II, Single-family, 30 Year , 5.5%, 5/20/55 ............................. 8,889,844 8,989,721
GNMA II, Single-family, 30 Year , 5.5%, 6/20/55 ............................. 3,698,579 3,739,406
GNMA II, Single-family, 30 Year , 5.5%, 8/20/55 ............................. 5,952,601 6,019,481
GNMA II, Single-family, 30 Year , 5.5%, 10/20/55 ............................ 21,944,927 22,206,596
GNMA II, Single-family, 30 Year , 6%, 5/20/55 - 6/20/55 ....................... 6,137,217 6,266,815
GNMA II, Single-family, 30 Year , 6%, 8/20/55 ............................... 7,926,412 8,095,652
60,740,281
Total Mortgage-Backed Securities (Cost $ 131,448,457 ) ...........................
133,307,039
Shares
Escrows and Litigation Trusts 0.0%
a ,b
Endo, Inc., Escrow Account ............................................ 300,000 —
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
—
Total Long Term Investments (Cost $ 660,512,932 ) ...............................
678,356,554
a
a a a a
Short Term Investments 0.4%
a
Money Market Funds 0.4%
h,i
Franklin Institutional U.S. Government Money Market Fund , 3.922% ............. 2,827,070 2,827,070
Total Money Market Funds (Cost $ 2,827,070 ) ...................................
2,827,070
Total Short Term Investments (Cost $ 2,827,070 ) .................................
2,827,070
a
Total Investments (Cost $ 663,340,002 ) 98.8% ...................................
$681,183,624
Other Assets, less Liabilities 1.2% .............................................
8,216,476
Net Assets 100.0% ...........................................................
$689,400,100
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2025, the aggregate value of these securities was $466,799,842, representing 67.7% of net assets.
d
Perpetual security with no stated maturity date.
e
A portion or all of the security purchased on a delayed delivery basis.
f
Income may be received in additional securities and/or cash.
g
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
h
See Note 4 regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
1. Organization
Franklin Strategic Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twelve separate funds, four of which are included in this report (Funds).
The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to,
ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio

Franklin Strategic Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At November 30, 2025, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Unfunded Loan Commitments
Certain or all Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Schedules of Investments.
At November 30, 2025, unfunded commitments were as follows:
4. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
November 30, 2025, investments in affiliated management investment companies were as follows:
Borrower Unfunded Commitment
Franklin Templeton SMACS Series I
Clydesdale Acquisition Holdings, Inc. $ 41,667
$ 41,667
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Templeton SMACS: Series E
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.922% ............ $2,925,813 $40,110,185 $(37,101,053) $— $— $5,934,945 5,934,945 $38,509
Total Affiliated Securities ... $2,925,813 $40,110,185 $(37,101,053) $— $— $5,934,945 $38,509
2. Financial Instrument Valuation
(continued)

Franklin Strategic Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
5. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of November 30, 2025, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Templeton SMACS: Series H
Non-Controlled Affiliates
Dividends
Franklin Dynamic Municipal Bond
ETF ................... $531,300 $2,470,500 $— $— $44,540 $3,046,340 122,000 $18,457
Total Affiliated Securities ... $531,300 $2,470,500 $— $— $44,540 $3,046,340 $18,457
Franklin Templeton SMACS: Series I
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.922% ............ $2,921,629 $87,320,231 $(87,414,790) $— $— $2,827,070 2,827,070 $74,026
Total Affiliated Securities ... $2,921,629 $87,320,231 $(87,414,790) $— $— $2,827,070 $74,026
4. Investments in Affiliated Management Investment Companies
(continued)

Franklin Strategic Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Templeton SMACS: Series CH
Assets:
Investments in Securities:
a
Common Stocks ......................... $ — $ — $ —
b
$ —
Corporate Bonds ........................ — 247,875 — 247,875
Municipal Bonds :
Arizona .............................. — 531,410 — 531,410
California ............................. — 30,788,909 603,561 31,392,470
U.S. Territories ..........................
Puerto Rico ........................... — 131,573 — 131,573
Short Term Investments ................... — 400,000 — 400,000
Total Investments in Securities ........... $— $32,099,767 $603,561 $32,703,328
Franklin Templeton SMACS: Series E
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... 8,557,500 — — 8,557,500
Banks ............................... 11,528,100 — — 11,528,100
Biotechnology ......................... 4,554,000 — — 4,554,000
Capital Markets ........................ 2,618,250 — — 2,618,250
Containers & Packaging ................. 1,026,480 — — 1,026,480
Electric Utilities ........................ 5,441,823 — — 5,441,823
Energy Equipment & Services ............. 8,878,800 — — 8,878,800
Ground Transportation .................. 4,381,350 — — 4,381,350
Health Care Equipment & Supplies ......... 9,424,450 — — 9,424,450
Health Care Providers & Services .......... 14,839,650 — — 14,839,650
Hotels, Restaurants & Leisure ............. 6,236,400 — — 6,236,400
Interactive Media & Services .............. 12,235,150 — — 12,235,150
IT Services ........................... 6,250,000 — — 6,250,000
Machinery ............................ 3,454,560 — — 3,454,560
Media ............................... 4,670,750 — — 4,670,750
Metals & Mining ....................... 3,175,550 — — 3,175,550
Oil, Gas & Consumable Fuels ............. 12,319,250 8,268,958 — 20,588,208
Pharmaceuticals ....................... 13,809,760 — — 13,809,760
Semiconductors & Semiconductor Equipment . 21,833,539 — — 21,833,539
Software ............................. 7,354,150 — — 7,354,150
Tobacco ............................. 11,811,000 — — 11,811,000
Equity-Linked Securities ................... — 224,884,996 — 224,884,996
Convertible Preferred Stocks ................ 49,160,750 — — 49,160,750
Short Term Investments ................... 5,934,945 — — 5,934,945
Total Investments in Securities ........... $229,496,207 $233,153,954
c
$— $462,650,161
Franklin Templeton SMACS: Series H
Assets:
Investments in Securities:
a
Common Stocks ......................... — — —
b
—
Management Investment Companies ......... 3,046,340 — — 3,046,340
Corporate Bonds ........................ — 247,875 — 247,875
Municipal Bonds ......................... — 31,739,883 — 31,739,883
Total Investments in Securities ........... $3,046,340 $31,987,758 $— $35,034,098
Franklin Templeton SMACS: Series I
Assets:
Investments in Securities:
a
Common Stocks :
Banks ............................... 2,414,250 — — 2,414,250
Capital Markets ........................ — 2,130,751 — 2,130,751
Pharmaceuticals ....................... — 107,541 13,156 120,697
5. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At November 30, 2025, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Templeton SMACS: Series I (continued)
Assets: (continued)
Investments in Securities: (continued)
Corporate Bonds ........................ $ — $ 529,584,958 $ — $ 529,584,958
Senior Floating Rate Interests ............... — 10,798,859 — 10,798,859
Mortgage-Backed Securities ................ — 133,307,039 — 133,307,039
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ................... 2,827,070 — — 2,827,070
Total Investments in Securities ........... $5,241,320 $675,929,148 $13,156 $681,183,624
Liabilities:
Other Financial Instruments:
Unfunded Loan Commitments ............... — 204 — 204
Total Other Financial Instruments ......... $— $204 $— $204
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
c
Includes foreign securities valued at $8,268,958, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Period Purchases
a
Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Templeton SMACS Series CH
Assets:
Investments in Securities:
Common Stocks :
United States . $ — $ —
b
$ — $ — $ — $ — $ — $ — $ —
b
$ —
Municipal Bonds :
United States . 603,985 — — — — — — (424) 603,561 (424)
Total Investments in
Securities ....... $603,985 $— $— $— $— $— $— $(424) $603,561 $(424)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Includes financial instruments determined to have no value.
5. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of November 30, 2025, are as follows:
Abbreviations
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Franklin Templeton SMACS: Series CH
Assets:
Investments in Securities:
Municipal Bonds
California
.....................
$603,561 Discounted cash flow Discount rate 8.2% Decrease
All Other Investments
.............
—
b
Total $603,561
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
b
Includes financial instruments determined to have no value.
Selected Portfolio
ADR
American Depositary Receipt
AG
Assured Guaranty, Inc.
CME
Chicago Mercantile Exchange
ETF
Exchange-Traded Fund
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
5. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.